CONSOLIDATED BALANCE SHEET (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 11,282		$ 61,530
Inventories	2,260,839	1,772,252	352,911
Due from related parties, net of amounts due to related parties	1,448,588	404,779
Total current assets	3,720,709	2,177,031	414,441
Mill equipment, net of accumulated depreciation	1,010,742	1,202,668	1,245,384
Properties	2,576,083	2,504,422	1,772,390
Prepaid expenses	1,293,634	327,183	715,025
Other assets	31,000	31,000	6,000
Total Assets	8,632,168	6,242,304	4,153,240
Liabilities:
Accounts payable	742,650	949,504	310,297
Payroll liabilities	126,693	66,334	30,177
Accrued interest	29,431	129,568	19,221
Accrued compensation			727,633
Due to related party			6,000
Notes payable - current portion	638,750	1,691,867	237,500
Director's Loan			323
Total current liabilities	1,537,524	2,837,273	1,331,151
Notes payable	1,624,756	2,857,004	2,179,481
Total liabilities	3,162,280	5,694,277	3,510,632
STOCKHOLDERS' DEFICIT
Common stock	67,596	42,523	29,047
Additional paid in capital	41,471,244	30,327,054	18,164,240
Accumulated deficit	(36,068,952)	(29,821,550)	(17,550,679)
Total stockholders' deficit	5,469,888	548,027	642,608
Total liabilities and stockholders' deficit	8,632,168	6,242,304	4,153,240
COMMON STOCK SERIES A [Member]
STOCKHOLDERS' DEFICIT
Common stock	67,059	41,986	28,658
COMMON STOCK SERIES B [Member]
STOCKHOLDERS' DEFICIT
Common stock	$ 537	$ 537	$ 389